Trade accounts receivables - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 7,224,926	R$ 6,848,454
Current | Current
Trade Accounts Receivables [Line Items]
Current financial assets	6,150,528	5,904,402
Overdue | Up to 30 days
Trade Accounts Receivables [Line Items]
Current financial assets	797,997	644,644
Overdue | From 31 to 60 days
Trade Accounts Receivables [Line Items]
Current financial assets	135,966	57,395
Overdue | From 61 to 90 days
Trade Accounts Receivables [Line Items]
Current financial assets	45,511	97,639
Overdue | From 91 to 120 days
Trade Accounts Receivables [Line Items]
Current financial assets	31,552	40,533
Overdue | From 121 to 180 days
Trade Accounts Receivables [Line Items]
Current financial assets	31,837	34,708
Overdue | From 181 days
Trade Accounts Receivables [Line Items]
Current financial assets	31,535	69,133
Factoring of receivables [member]
Trade Accounts Receivables [Line Items]
Current financial assets	6,081,569	4,273,623
Expected credit losses
Trade Accounts Receivables [Line Items]
Current financial assets	(30,347)	(31,962)
Domestic market (Brazil) | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	1,787,948	1,785,157
Domestic market (Brazil) | Accumulated cost | Related parties
Trade Accounts Receivables [Line Items]
Current financial assets	73,977	45,650
Foreign market | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	5,393,033	5,049,609
Foreign market | Accumulated cost | Related parties
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 315